Derivative Instruments - Additional Information (Detail) - Interest Rate Swap $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Not designated as hedges
Derivative [Line Items]
Total notional amount	$ 508,250
Accrued interest	14,552
Designated as Hedges
Derivative [Line Items]
Total notional amount	1,030,000
Estimated amount to be reclassified from AOCI to interest expense	$ 13,365